Consolidated Statements of Comprehensive Earnings - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Net earnings	$ 187,774	$ 147,021
Foreign currency translation gain (loss)	(8,059)	1,546
Comprehensive earnings	179,715	148,567
Less: Comprehensive earnings attributable to non-controlling interest	53,399	46,630
Comprehensive earnings attributable to Company	$ 126,316	$ 101,937